GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 – GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003. BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development (primarily in clinical stages) and commercialization of therapeutics, with a focus on the fields of oncology and hematology.

The Company’s American Depositary Shares (“ADSs”) are traded on the NASDAQ Capital Market, and its ordinary shares are traded on the Tel Aviv Stock Exchange (“TASE”). Each ADS represents 15 ordinary shares.

The Company has two substantially wholly owned subsidiaries: (i) BioLineRx USA, Inc., incorporated in the U.S., and engaged in commercialization activities associated with the launch of motixafortide for stem-cell mobilization in the U.S.; and (ii) Agalimmune Ltd., incorporated in the United Kingdom, and engaged in clinical development activities with a focus on the field of immuno-oncology. In December 2023, the Company made a decision to terminate the development of AGI-134, the principal asset of Agalimmune Ltd., effective March 15, 2024 (see Note 9).

In September 2023, the U.S. Food and Drug Administration (“FDA”) approved motixafortide in stem cell mobilization for autologous transplantation for multiple myeloma patients, and the Company has begun to independently commercialize motixafortide in the U.S.

b.	Israel-Hamas war

On October 7, 2023, an unprecedented invasion was launched against Israel from the Gaza Strip by terrorists from the Hamas terrorist organization that infiltrated Israel’s southern border and other areas within the country, attacking civilians and military targets while simultaneously launching extensive rocket attacks on the Israeli civilian population. These attacks resulted in extensive deaths, injuries and the kidnapping of civilians and soldiers. In response, the Security Cabinet of the State of Israel declared war against Hamas, with commencement of a military campaign against the terrorist organization, in parallel to its continued rocket and terror attacks. In addition, Hezbollah, an Islamist terrorist group that controls large portions of southern Lebanon, has attacked military and civilian targets in Northern Israel, to which Israel has responded. To date, the State of Israel continues to be at war with Hamas and in an armed conflict with Hezbollah.

The Company’s headquarters and principal development operations are located in the State of Israel. In addition, most of its key employees, officers and directors are residents of Israel. The ongoing war with Hamas has not, to date, materially impacted the Company’s business or operations. Furthermore, the Company does not expect any disruption to its programs or operations as a result of this situation. Nevertheless, at this time, it is not possible to predict the intensity or duration of Israel’s war against Hamas, nor how this conflict will ultimately affect the Company’s ongoing business and operations, nor Israel’s economy in general.

c.	Going concern

The Company has incurred accumulated losses in the amount of $391 million through December 31, 2023, and it expects to continue incurring losses and negative cash flows from operations until its product or products reach commercial profitability. As mentioned in Note 3, Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and seeks to maintain liquidity balances at levels that are sufficient to meet its needs. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into 2025.

The execution of an independent commercialization plan for motixafortide in the U.S. implies an increased level of expenses prior to and following launch of the product, as well as uncertainty regarding the timing of commercial profitability. Therefore, the Company’s cash flow projections are subject to various risks and uncertainties concerning their fulfilment, and these factors and the risks inherent in the Company’s operations indicate that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the independent commercialization of the Company’s product, as aforementioned, and, if and when required, raising capital through the issuance of debt or equity securities, or capital inflows from strategic partnerships. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and/or raising capital, it may need to reduce activities, or curtail or cease operations.

d.	Approval of consolidated financial statements

The consolidated financial statements of the Company for the year ended December 31, 2023 were approved by the Board of Directors on March 25, 2024, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.